22. INCOME TAXES: Schedule of Income Tax Reconciliation (Tables)	24 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Income Tax Reconciliation

	2020	2019	2018

Loss for the year	$ (1,173,966)	$ (2,105,608)	$ (4,136,802)

Expected income tax (recovery)	$ (317,000)	$ (569,000)	$ (1,117,000)
Change in statutory, foreign tax, foreign exchange rates and other	(3,000)	25,000	(133,000)
Permanent differences	35,000	24,000	103,000
Share issue cost	(5,000)	(5,000)	(5,000)
Adjustment to prior years provision versus statutory tax returns & expiry of non-capital losses	1,000	572,000	(9,000)
Change in unrecognized deductible temporary differences	289,000	(47,000)	1,161,000
Total income tax expense (recovery)	$ -	$ -	$ -